SUPPLEMENT DATED MAY 14, 2025 TO THE FOLLOWING
PROSPECTUS, INITIAL SUMMARY PROSPECTUS,
AND UPDATING SUMMARY PROSPECTUS DATED MAY 1, 2025
New York Life Flexible Premium Variable Annuity III

INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS
NYLIAC Variable Annuity Separate Account-III
NYLIAC Variable Annuity Separate Account-IV

This supplement amends the most recent prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the variable annuity policy referenced above. The purpose of this supplement is to correct a typographical error in the Annual Fees for investment options (portfolio fees and expenses) set forth in the Prospectuses. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.
For the Prospectus and Updating Summary Prospectus, effective immediately, the Minimum Annual Fee of 38% for the investment options (portfolio fees and expenses) in “IMPORTANT INFORMATION YOU SHOULD CONSIDER
ABOUT THE POLICY – Fees and Expenses” is deleted and replaced with 0.38% as set forth below.

ANNUAL FEE (for policies applied for on or after May 1, 2016)	MINIMUM	MAXIMUM
Investment options (Portfolio fees and expenses)[2]	0.38%	1.44%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses

For the Initial Summary Prospectus, effective immediately, the Minimum Annual Fee of 38% for the investment options (portfolio fees and expenses) in “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE
POLICY – Fees and Expenses” is deleted and replaced with 0.38% as set forth below.

ANNUAL FEE	MINIMUM	MAXIMUM
Investment options (Portfolio fees and expenses)[2]	0.38%	1.44%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010